CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 318,877,564	$ 303,603,522	$ 273,134,908
Costs and expenses
Cost of revenues	(114,527,174)	(113,808,128)	(95,144,945)
Selling and marketing expenses	(45,382,752)	(49,939,683)	(42,404,862)
General and administrative expenses	(36,808,454)	(36,582,626)	(38,271,252)
Technology and product development expenses	(25,804,995)	(24,575,485)	(14,286,120)
Total costs and expenses	(222,523,375)	(224,905,922)	(190,107,179)
Operating income	96,354,189	78,697,600	83,027,729
Interest income	19,833,520	3,300,976	111,881
Government grants	337,355	322,273	1,419,837
Investment income	1,728,308	21,407	54,824
Impairment loss of investments	(2,509,480)	(705,428)
Income before income taxes	115,743,892	81,636,828	84,614,271
Income tax expense	(2,685,456)	(2,598,983)	(2,019,911)
Net income	113,058,436	79,037,845	82,594,360
Net loss attributable to non-controlling interests	4,284,341	718,952	6,318
Net income attributable to Yalla Group Limited's shareholders	$ 117,342,777	$ 79,756,797	$ 82,600,678
Earnings per ordinary share
-Basic	$ 0.74	$ 0.52	$ 0.56
-Diluted	$ 0.65	$ 0.45	$ 0.46
Weighted average number of shares outstanding used in computing earnings per ordinary share
-Basic	159,264,843	153,526,679	148,739,986
-Diluted	181,800,240	176,639,558	179,899,466
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	$ (656,974)	$ (2,218,541)	$ 146,021
Unrealized holding gains on short-term investments, net of income taxes of US$541, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively			1,622
Less: reclassification adjustment for gains on short-term investments realized in net income, net of income taxes of US$541, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively			(1,622)
Other comprehensive income (loss), net of income taxes	(656,974)	(2,218,541)	146,021
Comprehensive income	112,401,462	76,819,304	82,740,381
Less: comprehensive loss attributable to non-controlling interests	4,300,686	716,372	6,318
Comprehensive income attributable to Yalla Group Limited's shareholders	$ 116,702,148	$ 77,535,676	$ 82,746,699